RELATED PARTY TRANSACTIONS AND BALANCES (Transactions) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Lease expiration date	Jan. 31, 2018
ReneSola Ltd. [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	33,936,022	201,355,631	32,587,949
Purchases from related party	3,968,340		44,512,919
Jiangxi Desun Energy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Term of lease	10 years
Lease expiration date	Dec. 31, 2017
Rental expenses from related parties	1,100,304	1,100,304	1,100,304
Shareholders Guarantee of Short Term Debt [Member]
Related Party Transaction [Line Items]
Amount of debt secured by related part guarantees	605,000,000	508,254,639
Jinchuan Group [Member]
Related Party Transaction [Line Items]
Revenues from sales of products and provision of processing services to related party	758,075,063